INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforward	$ 17,601	$ 6,922
Total deferred tax assets	43,727	11,464
Valuation Allowance	(43,558)	(9,621)
Net deferred tax assets	$ 169	$ 1,843
Foresight Acquisition Corp
Deferred tax assets
Net operating loss carryforward			$ 38,800	$ 480
Startup/Organization Expenses			4,728,629
Total deferred tax assets			4,767,429	480
Valuation Allowance			$ (4,767,429)	$ (480)